S000056729 [Member] Investment Objectives and Goals - AB Sustainable US Thematic Portfolio	Oct. 28, 2025
Prospectus [Line Items]
Risk/Return [Heading]	AB Sustainable US Thematic Portfolio
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The Fund’s investment objective is long-term growth of capital.